UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21050

                         BlackRock New Jersey Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.3%
			Multi-State—6.1%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,240,540

			New Jersey—125.2%
			Econ. Dev. Auth.
BBB	2,000		RB, Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	2,107,820
B	2,335		RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,353,143
BBB-	2,000		RB, Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,025,100
NR	150		RB, First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	152,771
NR	265		RB, First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	269,900
BBB	1,000		RB, Sld. Wst. Disp., Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,040,250
Aaa	1,720		RB, Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,813,293
BBB-	2,500		RB, Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,626,000
Baa3	2,250		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,644,942
			Edl. Facs. Auth. RB,
BBB-	500		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	529,480
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,095,920
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,081,170
BBB+	630		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	692,767
AAA	750		Montclair St. Univ. Proj., Ser. F, 5.00%, 7/01/32, FGIC	07/15 @ 100	777,653
AAA	4,000		Garden St. Pres. Trust Open Space & Farmland Pres. RB, Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,440,080
			Hlth. Care Fac. Fin. Auth. RB,
A	2,000		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,094,680
A+	2,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,073,120
A2	2,000	[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,092,640
Baa1	2,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,618,775
AAA	2,250		Hsg. & Mtg. Fin. Agcy. Multi-Fam. Hsg. RB, Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,299,387
NR	2,500		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,533,350
			Port Auth. of NY & NJ RB,
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,552,095
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,354,377
Caa2	130		Contl./Eastern LaGuardia Proj., 9.125%, 12/01/15	07/06 @ 100	132,141
BBB	4,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	4,214,840
AAA	1,000		Univ. of Med. & Dentistry RB, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,029,000
			Vineland GO,
AAA	1,000		5.30%, 5/15/29, MBIA	05/10 @ 101	1,041,380
AAA	1,500		5.375%, 5/15/32, MBIA	05/10 @ 101	1,556,895

					46,242,969

			Puerto Rico—19.0%
A3	2,250		Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,301,908
AAA	2,100	[5]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,269,575
			Pub. Bldgs. Auth. Gov’t. Facs. RB,
A-	1,685	[5]	Ser. D, 5.25%, 7/01/12	N/A	1,811,594
BBB	615		Ser. D, 5.25%, 7/01/27	07/12 @ 100	630,381

					7,013,458

			Total Long-Term Investments (cost $52,050,091)		55,496,967

1

BlackRock New Jersey Municipal Bond Trust (BLJ)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.8%
300	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $300,000)	$ 300,000

	Total Investments—151.1% (cost $52,350,0916)	$ 55,796,967
	Other assets in excess of liabilities—3.7%	1,356,224
	Preferred shares at redemption value, including dividends payable—(54.8)%	(20,228,902)

	Net Assets Applicable to Common Shareholders—100%	$ 36,924,289

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 6.1% of its net assets, with a current market value of $2,240,540, in securities restricted as to resale.
[4]	Security pledged as collateral.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal income tax purposes is $52,328,900. The net unrealized appreciation on a tax basis is $3,468,067, consisting of $3,480,653 gross unrealized appreciation and $12,586 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment
GO	—	General Obligation

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock New Jersey Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006